Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary Of Unused Tax Credit Carryforwards

The amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2022
Tax credit carryforwards	~~W~~29,770	—	58,391	91,862

Details of Deferred Tax Assets and Liabilities
(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December, 31, 2017		December, 31, 2018	December, 31, 2017	December, 31, 2018	December, 31, 2017	December, 31, 2018
Other accounts receivable, net	~~W~~	—	—	(1,441)	(1,013)	(1,441)	(1,013)
Inventories, net		34,550	60,606	—	—	34,550	60,606
Defined benefit liabilities, net		2,375	—	—	—	2,375	—
Unrealized gain or loss and others		29,061	13,404	—	—	29,061	13,404
Accrued expenses		183,903	126,072	—	—	183,903	126,072
Property, plant and equipment		409,928	445,721	—	(1,495)	409,928	444,226
Intangible assets		3,457	3,468	(24,646)	(14,588)	(21,189)	(11,120)
Provisions		27,018	32,468	—	—	27,018	32,468
Gain or loss on foreign currency translation, net		13	13	—	—	13	13
Others		27,562	20,850	—	(7,665)	27,562	13,185
Tax loss carryforwards		—	134,845	—	—	—	134,845
Tax credit carryforwards		268,926	308,393	—	—	268,926	308,393

Deferred tax assets (liabilities)	~~W~~	986,793	1,145,840	(26,087)	(24,761)	960,706	1,121,079

Changes in Deferred Tax Assets and Liabilities
(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
	January 1, 2017		Profit or loss	Other compre- hensive income (loss)	December 31, 2017	Profit or loss	Other compre- hensive income	December 31, 2018
Other accounts receivable, net	~~W~~	(1,190)	(251)	—	(1,441)	428	—	(1,013)
Inventories, net		35,771	(1,221)	—	34,550	26,056	—	60,606
Defined benefit liabilities, net		10,817	(17,701)	9,259	2,375	(1,206)	(1,169)	—
Subsidiaries and associates		34,777	(5,716)	—	29,061	(15,657)	—	13,404
Accrued expenses		122,998	60,905	—	183,903	(57,831)	—	126,072
Property, plant and equipment		338,860	71,068	—	409,928	34,298	—	444,226
Intangible assets		(31,027)	9,838	—	(21,189)	10,069	—	(11,120)
Provisions		15,051	11,967	—	27,018	5,450	—	32,468
Gain or loss on foreign currency translation, net		11	2	—	13	—	—	13
Others		21,435	6,127	—	27,562	(14,377)	—	13,185
Tax loss carryforwards		—	—	—	—	134,845	—	134,845
Tax credit carryforwards		287,400	(18,474)	—	268,926	39,467	—	308,393

Deferred tax assets (liabilities)	~~W~~	834,903	116,544	9,259	960,706	161,542	(1,169)	1,121,079